Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Schedule of contributions of the major activities, profitability information and asset information of reportable segments

	Year ended December 31,
	2013			2014			2015
	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,249,552,806	—	107,849,762	2,349,479,253	—	106,563,659	2,519,435,448	—	178,935,982
CPE	5,004,607	—	(883,268)	76,990,402	—	(2,332,900)	129,753,632	—	(238,451)
Foam insulation	412,739	—	(288,152)	7,350,714	—	1,383,439	2,854,919	—	(6,891,333)

Segment total	2,254,970,152		106,678,342	2,433,820,369		105,614,198	2,652,043,999		171,806,198

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—

Consolidated totals:
Revenues	2,254,970,152	—		2,433,820,369	—		2,652,043,999	—

Revenues ($)							408,408,895	—

Income before income taxes			106,678,342			105,614,198			171,806,198

Income before income taxes ($)									26,457,774

	Year ended December 31,
	2013			2014			2015
	Interest income	Interest expense	Income tax expense	Interest Income	Interest expense	Income tax expense	Interest Income	Interest expense	Income tax expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	3,850,272	91,158,982	27,150,033	2,707,003	102,884,972	26,057,689	12,694,278	95,460,460	43,474,307
CPE	—	—	—	—	—	—	—	—	1,232,439
Foam insulation	—	—	—	—	—	345,860	—	—	(1,755,197)

Consolidated total	3,850,272	91,158,982	27,150,033	2,707,003	102,884,972	26,403,549	12,694,278	95,460,460	42,951,549

Consolidated total ($)							1,954,891	14,700,699	6,614,443

	As of and Year ended December 31,
	2013			2014			2015
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,627,430,265	12,371,997	111,101,216	2,939,857,073	30,906,718	117,798,451	2,761,828,032	15,225,406	116,444,296
CPE	230,307,062	146,075,937	1,208,774	273,931,236	36,760,523	9,620,259	325,950,439	5,521,367	14,245,229
Foam insulation	75,818,849	30,155,128	403,314	81,546,885	2,957,910	2,584,505	3,238,877	—	821,443

Segment totals	2,933,556,176	188,603,062	112,713,304	3,295,335,194	70,625,151	130,003,215	3,091,017,348	20,746,773	131,510,968
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—

Consolidated totals	2,933,556,176	188,603,062	112,713,304	3,295,335,194	70,625,151	130,003,215	3,091,017,348	20,746,773	131,510,968

Consolidated totals ($)							476,009,815	3,194,957	20,252,398